Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Cash generated from operating activities
(Loss)/profit for the year	$ (94)	€ (83)	$ (94)	€ 54	$ 63	[1],[2],[3]	€ (67)	$ (74)	[1],[2],[3]
Income tax charge/(credit)			44		(40)	[1]		55	[1]
Net finance expense			485		649			594
Depreciation and amortization			714		687			561
Exceptional operating items			329		149			145
Movement in working capital			24		99			131
Transaction-related, IPO, start-up and other exceptional costs paid			(94)		(74)			(176)
Exceptional restructuring paid			(32)		(10)			(11)
Cash generated from operations			$ 1,376		$ 1,523	[4]		$ 1,225	[4]

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[4]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements